Shareholders' Equity - Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 EquityInstruments	Dec. 31, 2023 shares	Dec. 31, 2023 EquityInstruments	Dec. 31, 2022 EquityInstruments
Share-Based Compensation Expenses
Common share outstanding | shares	192,552,695		192,175,042
Stock options	632,380	632,380	669,201	669,201	724,653
Restricted Share Units | shares	111,359		102,104
Total | shares	193,296,434		192,946,347
Bottom of range
Share-Based Compensation Expenses
Common share price per share for each purchase share warrant | $ / shares	$ 59.52
Top of range
Share-Based Compensation Expenses
Common share price per share for each purchase share warrant | $ / shares	$ 194.65
Restricted Share Units
Share-Based Compensation Expenses
Restricted Share Units | EquityInstruments		111,359		102,104	102,104
Performance based RSU
Share-Based Compensation Expenses
Restricted Share Units | EquityInstruments		76,020		71,051	71,051
Performance based RSU | Bottom of range
Share-Based Compensation Expenses
Target settlement range 0% to 150%	0.00%
Performance based RSU | Top of range
Share-Based Compensation Expenses
Target settlement range 0% to 150%	150.00%
Time-based RSU
Share-Based Compensation Expenses
Restricted Share Units | EquityInstruments		35,339		31,053	31,053